Other Financial Assets - Schedule of Other Financial Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Financial Assets [Line Items]
Other financial assets	$ 737,446	$ 393,019
Keyman insurance [Member]
Schedule of Other Financial Assets [Line Items]
Other financial assets	74,108	69,505
Advance from supplier [Member]
Schedule of Other Financial Assets [Line Items]
Other financial assets	$ 663,338	$ 323,514